Net Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Net Revenues
Schedule of distribution of net consolidated revenues by segment

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Bioscience	3,516,704	3,429,785	3,195,424
Diagnostic	702,265	732,369	691,701
Hospital	119,454	105,649	102,251
Bio supplies	167,004	66,791	57,239
Others	22,451	18,263	34,601
Intersegments	(41,154)	(34,784)	(31,386)
	4,486,724	4,318,073	4,049,830

Schedule of geographical distribution of net consolidated revenues

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
USA and Canada	2,974,429	2,896,505	2,707,579
Spain	264,913	242,894	225,273
European Union	535,361	444,089	426,223
Rest of the world	712,021	734,585	690,755
Consolidated	4,486,724	4,318,073	4,049,830

Schedule of discounts and other reductions in gross income

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Gross sales	5,588,257	5,322,618	4,882,615
Chargebacks	(923,023)	(826,775)	(652,564)
Cash discounts	(62,518)	(57,512)	(51,953)
Volume rebates	(46,922)	(43,274)	(51,242)
Medicare and Medicaid	(40,343)	(41,722)	(47,820)
Other discounts	(28,727)	(35,262)	(29,206)
Net sales	4,486,724	4,318,073	4,049,830

Schedule of movement in discounts and other reductions in gross income

Movement in discounts and other reductions in gross income during 2016 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2015	126,178	5,902	29,680	12,468	5,367	179,595
Current estimate related to sales made in current and prior year	652,564	51,953	51,242	47,820	29,206	832,785	(1)
(Actual returns or credits in current period related to sales made in current period)	(693,458)	(51,733)	(27,409)	(24,988)	(27,243)	(824,831)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(248)	(27,732)	(14,401)	(2,986)	(45,367)	(3)
Translation differences	1,965	758	726	858	98	4,405
Balance at 31 December 2016	87,249	6,632	26,507	21,757	4,442	146,587

Movement in discounts and other reductions to gross income during 2017 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2016	87,249	6,632	26,507	21,757	4,442	146,587
Current estimate related to sales made in current and prior year	826,775	57,512	43,274	41,722	35,262	1,004,545	(1)
(Actual returns or credits in current period related to sales made in current period)	(795,449)	(52,270)	(28,976)	(28,198)	(26,072)	(930,965)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	31	(6,024)	(20,210)	(16,659)	(2,864)	(45,726)	(3)
Translation differences	(12,716)	(736)	(2,604)	(2,418)	(625)	(19,099)
Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342

Movement in discounts and other reductions to gross income during 2018 were as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342
Current estimate related to sales made in current and prior year	923,023	62,518	46,922	40,343	28,727	1,101,533	(1)
(Actual returns or credits in current period related to sales made in current period)	(957,695)	(56,568)	(24,648)	(21,324)	(26,493)	(1,086,728)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(4,909)	(16,384)	(13,232)	(3,781)	(38,306)	(3)
Translation differences	3,957	286	916	950	241	6,350
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191
(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period